Nov. 2, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:      Ms. Patsy Mengiste
           Document Control -- EDGAR

RE:        RiverSource California Tax-Exempt Trust
                  RiverSource California Tax-Exempt Fund
           Post-Effective Amendment No. 39
           File Nos. 33-05103/811-04646
           Accession Number: 0000950137-07-016211

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 39 (Amendment). This Amendment was filed electronically on Oct. 30, 2007.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.